INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	Year ended March 31, 2023	Year ended March 31, 2022
	$	$
Net loss	(18,658,143)	(29,130,477)

Expected income tax recovery	(4,851,117)	(7,573,924)
Non-deductible expenses	648,813	3,645,962
Other temporary differences	(4,160)	(24,972)
Change in valuation allowance	4,206,464	3,952,934
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SCHEDULE OF DEFERRED TAX ASSETS
	As at March 31, 2023	As at March 31, 2022
	$	$
Non-capital loss carry forwards	15,421,255	11,214,790
Other temporary differences	12,123	16,283
Valuation allowance	(15,433,378)	(11,231,073)
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